11. INCOME AND SOCIAL CONTRIBUTION TAXES (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of income and social contribution taxes [abstract]
Income tax	R$ 608	R$ 253
Social contribution tax	241	140
Income and social contribution tax credits	849	393
Current	621	387
Non-current	228	6
Current
Income tax	99	83
Social contribution tax	35	29
Total	R$ 134	R$ 112